Document and Entity Information Statement	Oct. 29, 2026
Document Information [Line Items]
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	false
Entity Incorporation, State or Country Code	NY
Entity File Number	1-2328
Entity Tax Identification Number	36-1124040
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	621-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GATX
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000040211
Document Type	8-K
Entity Registrant Name	GATX Corporation
NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Security Exchange Name	NYSE
NYSE Texas, Inc
Document Information [Line Items]
Security Exchange Name	NYSE